Restructuring Costs	12 Months Ended
Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Costs
Restructuring Costs
Project Renewal

In October 2011, the Company announced Project Renewal, a program designed to reduce the complexity of the organization and increase investment in growth platforms within the business. In connection with the program, the Company will consolidate three operating groups into two and 13 global business units into nine. In addition, the consolidation of a limited number of manufacturing facilities and distribution centers will be implemented as part of the program, with the goal of increasing operational efficiency, reducing costs and improving gross margin. The Company expects to record pretax restructuring charges of $90 to $100 million for Project Renewal, of which $75 to $90 million are expected to be cash costs. Project Renewal is expected to complete by the end of 2012.
The following table depicts the restructuring charges incurred in connection with Project Renewal for the year ended December 31, (in millions):

2011
Facility and other exit costs, including impairments	$8.4
Employee severance, termination benefits and relocation costs	18.3
Exited contractual commitments and other	4.5
$31.2

Restructuring provisions were determined based on estimates prepared at the time the restructuring actions were approved by management, are periodically updated for changes and also include amounts recognized as incurred. The following table depicts the activity in accrued restructuring reserves for Project Renewal for 2011 (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$8.4	$(8.4)	$—
Employee severance, termination benefits and relocation costs	—	18.3	(7.1)	11.2
Exited contractual commitments and other	—	4.5	—	4.5
	$—	$31.2	$(15.5)	$15.7

The following table depicts the activity in accrued restructuring reserves for Project Renewal for 2011 aggregated by reportable business segment (in millions):

	December 31, 2010			December 31, 2011
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$—	$9.7	$(1.0)	$8.7
Newell Professional	—	3.7	(1.3)	2.4
Baby & Parenting	—	2.4	(0.6)	1.8
Corporate	—	15.4	(12.6)	2.8
	$—	$31.2	$(15.5)	$15.7

European Transformation Plan
In June 2010, the Company announced a program to simplify and centralize its European business (the “European Transformation Plan”). The European Transformation Plan includes initiatives designed to transform the European organizational structure and processes to centralize certain operating activities, improve performance, leverage the benefits of scale, and to contribute to a more efficient and cost-effective implementation of an enterprise resource planning program in Europe, all with the aim of increasing operating margin in the European region to at least 10%.
The European Transformation Plan is expected to be completed in 2012 and is expected to result in cumulative restructuring charges totaling between $40 and $45 million, substantially all of which are employee-related cash costs, including severance, retirement, and other termination benefits and relocation costs. The Company expects the European Transformation Plan to be complete by December 31, 2012.
Restructuring charges incurred in connection with the European Transformation Plan are reported in the Company's Corporate segment and were $18.9 million in 2011, while restructuring charges incurred during 2010 were not material.

Restructuring provisions were determined based on estimates prepared at the time the restructuring actions were approved by management, are periodically updated for changes and also include amounts recognized as incurred. The following table depicts the activity in accrued restructuring reserves for the European Transformation Plan for 2011 (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Employee severance, termination benefits and relocation costs	$—	$14.9	$(8.9)	$6.0
Exited contractual commitments and other	—	4.0	(1.9)	2.1
	$—	$18.9	$(10.8)	$8.1

Project Acceleration
In 2010, the Company completed a global initiative referred to as Project Acceleration aimed at strengthening and transforming the Company’s portfolio. Project Acceleration was designed to reduce manufacturing overhead, better align the Company’s distribution and transportation processes to achieve logistical excellence, and reorganize the Company’s overall business structure to align with the Company’s core organizing concept, the global business unit, to achieve best total cost. In July 2008, the Company expanded Project Acceleration to include initiatives to exit certain product categories to create a more focused and more profitable platform for growth by eliminating selected low-margin, commodity-like, mostly resin-intensive product categories and reduce the Company’s exposure to volatile commodity markets, particularly resin. The implementation of Project Acceleration was complete as of December 31, 2010, with cumulative restructuring costs over the life of the initiative totaling $498.4 million. The table below summarizes the restructuring costs recognized for Project Acceleration restructuring activities for the periods indicated (in millions):

	2010	2009	Since Inception Through December 31, 2010
Facility and other exit costs, including impairments	$6.0	$32.4	$178.4
Employee severance, termination benefits and relocation costs	53.5	48.8	241.0
Exited contractual commitments and other	17.9	18.8	79.0
	$77.4	$100.0	$498.4

Restructuring provisions were determined based on estimates prepared at the time the restructuring actions were approved by management, are periodically updated for changes and also include amounts recognized as incurred. Costs incurred include cash payments and the impairment of assets associated with vacated facilities. Impairments included in restructuring charges totaled $6.0 million and $32.4 million for 2010 and 2009, respectively. The impaired assets include vacated land and buildings, land and buildings for which a plan exists to vacate and dispose of the facility, and machinery and equipment to be sold or otherwise disposed of prior to the end of its original estimated useful life. The impairments primarily result from the consolidation of manufacturing activities as well as the increased use of sourcing partners.
A summary of activity in accrued restructuring reserves for continuing operations for 2011 and 2010 is as follows (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$—	$—	$—
Employee severance, termination benefits and relocation costs	22.2	—	(18.9)	3.3
Exited contractual commitments and other	11.3	—	(5.4)	5.9
	$33.5	$—	$(24.3)	$9.2

	December 31, 2009			December 31, 2010
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$6.0	$(6.0)	$—
Employee severance, termination benefits and relocation costs	23.3	53.5	(54.6)	22.2
Exited contractual commitments and other	11.8	17.9	(18.4)	11.3
	$35.1	$77.4	$(79.0)	$33.5

The table below shows restructuring costs recognized for Project Acceleration aggregated by reportable business segment for the years ended December 31, (in millions):

Segment	2011	2010	2009	Since inception through December 31, 2010
Newell Consumer	$—	$27.7	$46.8	$306.4
Newell Professional	—	10.4	15.6	90.3
Baby & Parenting	—	9.2	13.0	23.4
Corporate	—	30.1	24.6	78.3
	$—	$77.4	$100.0	$498.4

The following table depicts the activity in accrued restructuring reserves for 2011 and 2010 aggregated by reportable business segment (in millions):

	December 31, 2010			December 31, 2011
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$12.9	$—	$(10.2)	$2.7
Newell Professional	5.3	—	(1.6)	3.7
Baby & Parenting	1.7	—	(1.7)	—
Corporate	13.6	—	(10.8)	2.8
	$33.5	$—	$(24.3)	$9.2

	December 31, 2009			December 31, 2010
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$20.3	$27.7	$(35.1)	$12.9
Newell Professional	4.3	10.4	(9.4)	5.3
Baby & Parenting	3.0	9.2	(10.5)	1.7
Corporate	7.5	30.1	(24.0)	13.6
	$35.1	$77.4	$(79.0)	$33.5

The table below shows restructuring costs recognized for all restructuring activities for the periods indicated, aggregated by reportable business segment (in millions):

Segment	2011	2010	2009
Newell Consumer	$9.7	$27.7	$46.8
Newell Professional	3.7	10.4	15.6
Baby & Parenting	2.4	9.2	13.0
Corporate	34.3	30.1	24.6
	$50.1	$77.4	$100.0

Cash paid for all restructuring activities was $39.5 million, $72.8 million and $84.0 million for 2011, 2010 and 2009, respectively.